Loan Capital - Additional Tier 1 loan capital (Details) $ / shares in Units, $ in Millions, $ in Millions	Apr. 03, 2018 AUD ($) $ / shares shares	Mar. 13, 2018 AUD ($) $ / shares	Sep. 30, 2018 USD ($)	Sep. 30, 2018 AUD ($)	Sep. 30, 2017 AUD ($)
Disclosure of detailed information about borrowings [line items]
Loan capital				$ 17,265	$ 17,666
Convertible preference shares
Disclosure of detailed information about borrowings [line items]
Loan capital					1,188
$1,189 million CPS
Disclosure of detailed information about borrowings [line items]
Loan capital					1,188
Value of Westpac CPS transferred	$ 566	$ 623
Value per share of Westpac CPS transferred to nominated party | $ / shares	$ 100	$ 100
Shares issued on conversion of Westpac CPS | shares	19,189,765
$1,189 million CPS | 180 day bank bill rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)			3.25%	3.25%
Westpac Capital Notes
Disclosure of detailed information about borrowings [line items]
Loan capital				$ 7,370	5,684
$1,384 million WCN
Disclosure of detailed information about borrowings [line items]
Principal amount				1,384
Loan capital				$ 1,382	1,379
$1,384 million WCN | 90 day bank bill rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)			3.20%	3.20%
$1,311 million WCN2
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 1,311
Loan capital				$ 1,305	1,304
$1,311 million WCN2 | 90 day bank bill rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)			3.05%	3.05%
$1,324 million WCN3
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 1,324
Loan capital				$ 1,316	1,313
$1,324 million WCN3 | 90 day bank bill rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)			4.00%	4.00%
$1,702 million WCN4
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 1,702
Loan capital				$ 1,691	1,688
$1,702 million WCN4 | 90 day bank bill rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)			4.90%	4.90%
$1,690 million WCN5
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 1,690
Loan capital				$ 1,676
$1,690 million WCN5 | 90 day bank bill rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)			3.20%	3.20%
USD AT1 securities
Disclosure of detailed information about borrowings [line items]
Loan capital				$ 1,585	1,556
US$1,250 million securities
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,250
Loan capital				$ 1,585	$ 1,556
US$1,250 million securities | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			5.00%	5.00%
US$1,250 million securities | 5-year USD mid-market swap rate
Disclosure of detailed information about borrowings [line items]
Interest rate adjustments (as a percent)			2.888%	2.888%